Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

Effective January 1, 2019, the Company appointed Andrew Sassine as its Chief Financial Officer, whose employment terms are pending approval from the shareholders under the Israeli law. All compensation paid to Mr. Sassine from January 1, 2019 to the date of this filing is subject to refund to the Company should his appointment not be approved by shareholders.

On February 11, 2019, the Company announced its intention to initiate a process to redomicile from an Israeli limited company to a U.S. corporation. The final form and timing of the redomiciliation has not yet been finalized and the redomiciliation is subject to the approval of the shareholders. On February 11, 2019, the Company filed an application with the Tel Aviv District Court to approve the convening of a general shareholders meeting of the Company for the approval of the redomiciliation pursuant to Sections 350 and 351 of the Companies Law.